Loans Payable - Schedule of Principal Payments Due on Long-Term Debt (Details) (10-K)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 8,476
2019	7,542
Thereafter	9,939
Total	$ 25,957